INTANGIBLE ASSETS AND GOODWILL, NET - Schedule of Reconciliation of Changes in Goodwill (Details)) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Abstract]
Goodwill	S/ 1,252,858	S/ 722,361
Impairment of goodwill	0	27,346	S/ 71,959
Pacífico EPS and Medical Services
Goodwill [Abstract]
Goodwill	528,499	0
Mibanco - Edyficar Perú
Goodwill [Abstract]
Goodwill	273,694	273,694
Prima AFP – AFP Unión Vida
Goodwill [Abstract]
Goodwill	124,641	124,641
Credicorp Capital Colombia (*)
Goodwill [Abstract]
Goodwill	104,031	99,841
Banco de Crédito del Perú S.A. (*)
Goodwill [Abstract]
Goodwill	52,359	52,359
Mibanco Colombia
Goodwill [Abstract]
Goodwill	46,134	44,229
Pacífico Seguros
Goodwill [Abstract]
Goodwill	36,354	36,354
Atlantic Security Holding Corporation
Goodwill [Abstract]
Goodwill	29,795	29,795
Monokera S.A.S.
Goodwill [Abstract]
Goodwill	22,656	22,656
Tenpo SpA
Goodwill [Abstract]
Goodwill	20,666	20,927
Tenpo Technologies SpA
Goodwill [Abstract]
Goodwill	9,798	9,945
Joinnus
Goodwill [Abstract]
Goodwill	4,135	7,824
Impairment of goodwill		12,000
Crediseguro Seguros Personales
Goodwill [Abstract]
Goodwill	S/ 96	96
Wally POS S.A.C
Goodwill [Abstract]
Impairment of goodwill		9,000
Sami Shop S.A.C
Goodwill [Abstract]
Impairment of goodwill		4,000
Joinnus
Goodwill [Abstract]
Impairment of goodwill		S/ 2,300